Income Tax / Deferred Tax - Reconciliation of Taxes (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit	$ (328)	$ 1,693	$ 5,012
Allocation of parent company expenses, not deductible for local income tax	(1,831)	(532)	(4,231)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	723	756	874
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	0	0	(2,112)
Effects of exchange rate changes and tax indexing related to non monetary assets and others	(5,628)	(198)	(4,773)
Income tax (expense)/income	$ (7,064)	$ 1,719	$ (5,230)